Capital Structure and Related Items	12 Months Ended
Dec. 31, 2019
Capital Structure and Related Items
Capital Structure and Related Items

Section 5—Capital Structure and Financial Risk and Related Items

5.1         Equity and Capital Management

Share capital

The following table summarizes the Parent’s ordinary share activity for each of the years ended December 31, 2018 and 2017:

Ordinary
shares (a)
No. ‘000
January 1, 2017	471,439
Exercise of warrants for cash	401
Capital Reduction	(377,472)
December 31, 2017	94,368
Exercise of warrants for cash	706
December 31,2018 and 2019 (b)	95,074
(a)

Amounts reflect the Share Split as if it had occurred at the beginning of the earliest period presented. Subsequent to the Share Split, the nominal value of an ordinary share of the Parent is 0.01 DKK.

(b)	There were no share issuances during the year ended December 31, 2019

Holders of ADSs are not entitled to vote while holders of ordinary shares are entitled to one vote per share.

During the year ended December 31, 2018, a total of 706,000 warrants were exercised yielding proceeds to the Company of $1,000. See Note 3.3.

On August 2, 2017, the Company’s shareholders approved the Capital Reduction of 917.7 million EUR ($1.1 billion). The funds for the Capital Reduction were distributed to shareholders during September 2017. The Capital Reduction was executed through the annulment of 80% of the ordinary shares outstanding post Share Split or 377.5 million ordinary shares. The Capital Reduction resulted in a payment of 2.43125 EUR per ordinary share ($2.92 per share based on the December 31, 2017 exchange rate), which was annulled (post Share Split).

During March 2017, 401,000 warrants (post Share Split) were exercised yielding proceeds to the Company of $49,000. See Note 3.3.

Except for the Capital Reduction, the Company has never distributed funds to shareholders in any form, including dividends, and currently there are no plans to distribute funds to shareholders in the future.

Capital Management

For the purpose of the Group’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Company. The primary objective of the Group’s capital management is to maximize shareholder value. The board of directors’ policy is to maintain an adequate capital base so as to maintain investor, creditor and market confidence that the Group will continue as a going concern. Cash, cash equivalents and financial assets are monitored on a regular basis by management and the board of directors in assessing current and long-term capital needs of the Group. As of December 31, 2019, the Group held cash and cash equivalents totaling $77.6 million that will be sufficient to provide adequate funding to allow the Group to meet its planned operating activities in the normal course of business beyond the year ending December 31, 2020. Unforeseen events could negatively affect the Group’s ability to fund planned operations in the future. The Group currently has no significant planned capital expenditures nor are there plans to make cash distributions to shareholders.

5.2          Financial risk factors

The Group’s activities expose it to a number of financial risks whereby future events, which can be outside the control of management, could have a material effect on the Group’s financial position and operating results. The known risks include foreign currency and credit risk and there could be other risks currently unknown to management. The Group historically has not hedged its financial risks and has no plans to do so in the future.

Foreign Currency

The Group maintains operations in Denmark, Germany and the United States that use the DKK, the EUR and the USD as their functional currencies, respectively. The Group conducts cross border transactions where the functional currency is not always used. The Parent and Operations, whose functional currency is the DKK, hold significant cash deposits denominated in EUR and USD. Accordingly, future changes in the exchange rates of the DKK, the EUR and/or the USD will expose the Group to currency gains or losses that will impact the reported amounts of assets, liabilities, income and expenses and the impact could be material. For each of the years ended December 31, 2019,  2018 and 2017, the impact on the Group’s statement of profit or loss of possible changes in the USD and EUR exchange rates against the Group’s functional currencies, USD, DKK and EUR, would be as follows.

Possible
Currency	change	2019	2018	2017
		USD ‘000	USD ‘000	USD ‘000
USD	+/-10%	+2,853/−2,853	+3,064/-3,064	+5,625/-5,625
EUR	+/-2%	+934/−934	+985/-985	+506/-506

Credit Risk

The Group’s management manages credit risk on a group basis. The Group’s credit risk is associated with cash and cash equivalents held in banks.  The Group’s investment policy is to collect contractual cash flows and preserve capital by either maintaining cash deposits in highly rated banks or investing in a diversified group of highly rated debt instruments. The Group does not trade financial assets for speculative purposes.

As of December 31, 2019 and 2018, the cash and cash equivalents of the Group are held primarily at two banks that currently have Moody’s long-term deposit ratings of Aa2 and Aa3, respectively.

5.3          Other finance income (expense)

Other finance income (expense) primarily include interest income on USD cash holdings offset by bank charges (negative interest) related to DKK and EUR cash holdings.

5.4          Financial assets and liabilities

The Group’s financial assets and liabilities include other receivables and trade payables, respectively. Such amounts are carried at amortized costs using the effective interest rate method. The carrying value of other receivables and trade payables is deemed to be their fair value based on payment terms that generally do not exceed 30 days.